SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES
Schedule of intangible assets with finite useful lives	The useful lives are as follows:

Asset category	Estimated useful life
Patents and software licenses	3 - 15 years
Internally developed software	5 - 10 years
Customer relationships	7 - 16 years
Other technology-based intangible assets	1 - 10 years

Schedule of depreciation periods	The depreciation periods are:

Asset category	Estimated useful life
Buildings and constructions	25 - 40 years
Machinery and equipment	3 - 10 years
Leasehold improvements	shorter of the lease term or useful life